CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating Revenue:
Ocean transportation	$ 1,012	$ 887	$ 1,021
Logistics services	355	321	436
Real estate leasing	81	71	66
Real estate sales	14	16	225
Agribusiness	152	97	119
Total operating revenue	1,614.0	1,392.0	1,867.0
Operating Costs and Expenses:
Cost of ocean transportation services	806	740	825
Cost of logistics services	314	280	381
Cost of real estate sales and leasing	60	54	225
Cost of agribusiness goods and services	150	130	133
Selling, general and administrative	158	154	163
Total operating costs and expenses	1,488	1,358	1,727
Operating Income	126.0	34.0	140.0
Other Income and (Expense):
Gain on insurance settlement and other	6	0	8
Crop disaster relief payment	5	0	0
Gain on consolidation of HS&TC (Note 3)	0	5	0
Equity in income of real estate affiliates	2	0	9
Impairment loss on investment	(1)	(2)	(2)
Interest income	2	0	1
Interest expense	(26.0)	(25.0)	(24.0)
Income From Continuing Operations Before Income Taxes	114.0	12.0	132.0
Income taxes	45.0	5.0	48.0
Income From Continuing Operations	69.0	7.0	84.0
Income from discontinued operations, net of income taxes (Note 2)	23.0	37.0	48.0
Net Income	$ 92.0	$ 44.0	$ 132.0
Basic Earnings per Share of Common Stock:
Continuing operations (in dollars per share)	$ 1.68	$ 0.19	$ 2.05
Discontinued operations (in dollars per share)	$ 0.55	$ 0.89	$ 1.16
Net income (in dollars per share)	$ 2.23	$ 1.08	$ 3.21
Diluted Earnings per Share of Common Stock:
Continuing operations (in dollars per share)	$ 1.67	$ 0.19	$ 2.04
Discontinued operations (in dollars per share)	$ 0.55	$ 0.89	$ 1.15
Net income (in dollars per share)	$ 2.22	$ 1.08	$ 3.19
Weighted Average Number of Shares Outstanding:
Basic (in shares)	41.2	41.0	41.2
Diluted (in shares)	41.5	41.1	41.5